16. Commitments: Schedule of Future Minimum Rental Payments for Operating Leases (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of Future Minimum Rental Payments for Operating Leases
$

2020	294,205
2021	49,034
343,239